Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2018
Prospectus Date	rr_ProspectusDate	Aug. 28, 2018
RiskPro PFG Aggressive 30+ Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® PFG AGGRESSIVE 30+ FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in mutual funds and exchanged-traded funds with each Underlying Fund investing primarily in U.S. and international equity securities of varying market capitalizations, in order to obtain exposure to the broad global equity market.

The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks. The Fund’s investments are made without regard to style or sector exposure. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds), liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the maximum range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors should consider investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms® take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

There is no limit on the Fund's maximum annual volatility. As estimated by RiskPro®, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund principally through its investments in Underlying Funds and the securities held by the Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Underlying Funds. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the ability of Underlying Funds’ to sell their bonds. The lack of a liquid market for these bonds could decrease the share price of the Underlying Funds, which would, in turn, decrease the Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results or that the Fund will achieve its investment objective.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As the Fund principally invests in Underlying Funds, a higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. The Fund’s investment risk may be increased to the extent that the Fund invests a significant amount of its assets in Underlying Funds advised by the same adviser.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro PFG Aggressive 30+ Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFSUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,010
RiskPro PFG 30+ Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® PFG 30+ FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) (“MFS”), under normal market circumstances (“MFS Underlying Funds”).

In selecting MFS Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by MFS and the Adviser’s proprietary investment analysis. MFS’ research services include information and analysis about MFS’ approach to security selection for the MFS Underlying Funds.

In reviewing and implementing the information provided by MFS, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in MFS Underlying Funds that invest in equity securities without regard to market capitalization, style, sector, or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in MFS Underlying Funds that invest in liquid alternative/specialty securities or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities and cash equivalents varies.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) ("MFS"), under normal market circumstances ("MFS Underlying Funds").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in MFS Underlying Funds and the securities held by the MFS Underlying Funds

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the MFS Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease the MFS Underlying Funds’ share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in MFS Underlying Funds, higher portfolio turnover within the MFS Underlying Funds will result in higher transactional and brokerage costs for the MFS Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Underlying Funds Risk. MFS Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the MFS Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the MFS Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund's concentration in investing at least 80% of the Fund's assets in MFS Underlying Funds, under normal market circumstances, increases the Fund's investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro PFG 30+ Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFSMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.73%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.97%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 918
RiskPro 30+ Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® 30+ FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations, in order to obtain exposure to the broad U.S. equity market.

The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks. The Fund’s investments are made without regard to style or sector exposure. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international equities, fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds), liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%.The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell itsbonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. The Fund’s investment risk may be increased to the extent that the Fund invests a significant amount of its assets in Underlying Funds advised by the same adviser.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro 30+ Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFSEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.59%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.84%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 351
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,068
RiskPro Aggressive 30+ Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® AGGRESSIVE 30+ FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in the SA Funds – Investment Trust (“Loring Ward Underlying Funds”), a family of mutual funds managed by LWI Financial Inc. (“Loring Ward”).

In selecting Loring Ward Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by Loring Ward. The research provided by Loring Ward includes information and analysis that focuses on asset class investing. Asset classes are groups of securities with similar risk characteristics, like small company stocks, large company stocks and international bonds. Asset class investing attempts to capture the performance of a specific market segment, unlike index investing that attempts to replicate the performance of an index. Loring Ward’s research may exclude certain types of securities, such as highly regulated utilities, REITs, or recent IPOs where Loring Ward believes such securities are not likely to perform consistent with the broad factors driving those asset classes.

In reviewing and implementing the information provided by Loring Ward, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

With respect to the overall asset allocation of the Fund, the Adviser invests in Loring Ward Underlying Funds without regard to market capitalization, style, sector, or country exposure; and fixed-income securities, issued by domestic and foreign corporations and government entities, of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in Loring Ward Underlying Funds that invest in liquid alternative/specialty securities or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser, and unaffiliated with Loring Ward. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

Loring Ward Underlying Funds’ investment philosophy are not considered aggressive growth, however the Adviser’s investment management overlay intends to pursue an aggressive growth strategy. As a result, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in the SA Funds – Investment Trust (“Loring Ward Underlying Funds”), a family of mutual funds managed by LWI Financial Inc. (“Loring Ward”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Loring Ward Underlying Funds and the securities held by Loring Ward Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Loring Ward Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Loring Ward Underlying Fund's share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Loring Ward Underlying Funds, higher portfolio turnover within the Loring Ward Underlying Funds will result in higher transactional and brokerage costs for the Loring Ward Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Loring Ward Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Loring Ward Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Loring Ward Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Loring Ward Fund. Further, the Fund's concentration in investing at least 80% of the Fund's assets in Loring Ward Underlying Funds, under normal market circumstances, increases the Fund's investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro Aggressive 30+ Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFLWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 889
RiskPro Dynamic 0-10 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® DYNAMIC 0-10 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 10%, over a forward-looking rolling 12-month period.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC (“PIMCO”), under normal circumstances (“PIMCO Underlying Funds”).

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by PIMCO. The research services will include information and analysis about the Underlying PIMCO Funds, near-term and medium-term projections of market and economic trends and the relative attractiveness of fixed income and equity market sectors. These inputs are driven by PIMCO’s investment process in which top-down views informed by the firm’s cyclical and secular investment forums are complemented by bottom-up perspectives from sector specialists and analytic research.

In reviewing and implementing the information provided by PIMCO, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in PIMCO Underlying Funds that invest primarily in fixed-income securities, issued by domestic and foreign corporations and government entities, of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in PIMCO Underlying Funds that invest in equity securities of varying market capitalization, style, sector, and country exposure; liquid alternative/specialty securities; and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary. In selecting Underlying PIMCO Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and other securities in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 10%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC ("PIMCO"), under normal circumstances ("PIMCO Underlying Funds").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying PIMCO Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro Dynamic 0-10 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFDOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.92%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.18%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 980
RiskPro Dynamic 15-25 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® DYNAMIC 15-25 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 25%, over a forward-looking rolling 12-month period.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC (“PIMCO”), under normal circumstances (“PIMCO Underlying Funds”).

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by PIMCO. The research services include information and analysis about the underlying PIMCO Funds, near-term and medium-term projections of market and economic trends and the relative attractiveness of fixed income and equity market sectors. These inputs are driven by PIMCO’s investment process in which top-down views informed by the firm’s cyclical and secular investment forums are complemented by bottom-up perspectives from sector specialists and analytic research.

In reviewing and implementing the information provided by PIMCO, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in PIMCO Underlying Funds that invest primarily in equity securities without regard to market capitalization, style, sector, or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in PIMCO Underlying Funds that invest in liquid alternative/specialty securities and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary. In selecting Underlying PIMCO Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and other securities in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 25%.The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 15% from time to time.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC ("PIMCO"), under normal circumstances ("PIMCO Underlying Funds").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying PIMCO Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro Dynamic 15-25 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFDPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 838
RiskPro Dynamic 20-30 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® DYNAMIC 20-30 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling 12-month period.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds advised by J.P. Morgan Investment Management Inc. ("Underlying Funds"), with each Underlying Fund investing primarily in U.S. equity and/or fixed-income securities, to obtain exposure to the U.S. broad equity and fixed income markets.

The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks; and the Fund defines fixed-income securities as debt instruments of any type and Underlying Funds that invest primarily in debt instruments. The Underlying Funds invest in equity securities without regard to market capitalization, style, sector, or country exposure; and in fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 30%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 20% from time to time.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. The Fund’s investment risk may be increased to the extent that the Fund invests a significant amount of its assets in Underlying Funds advised by the same adviser.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro Dynamic 20-30 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFJDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.76%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.97%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 326
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 995
RiskPro PFG Balanced 20-30 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® PFG BALANCED 20-30 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling twelve-month period.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity and/or fixed-income securities, to obtain exposure to the U.S. broad equity and fixed income markets.

Under normal circumstances, the Adviser intends to invest at least 25% of the Fund’s assets in domestic equity securities without regard to market capitalization, style or sector, and at least 25% of the Fund’s assets in fixed income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks; and the Fund defines fixed-income securities as debt instruments of any type and Underlying Funds that invest primarily in debt instruments. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/speciality securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 30%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 20% from time to time.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Adviser intends to invest at least 25% of the Fund's assets in domestic equity securities without regard to market capitalization, style or sector, and at least 25% of the Fund's assets in fixed income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro PFG Balanced 20-30 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFDBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.60%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 808
RiskPro PFG Equity 30+ Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® PFG EQUITY 30+ FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations, in order to obtain exposure to the U.S. broad equity market.

Under normal circumstances, the Adviser invests at least 80% of the Fund’s net assets plus any amounts of borrowing in equity securities. The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks. The Fund’s investments made without regard to style or sector exposure. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international securities, fixed-income securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Adviser invests at least 80% of the Fund's net assets plus any amounts of borrowing in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds; ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro PFG Equity 30+ Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFDEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 727
RiskPro PFG Global 30+ Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® PFG GLOBAL 30+ FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in global equity securities in order to obtain exposure to the global broad equity market, as defined by the MSCI All Country World Index.

Under normal circumstances, the Adviser intends to invest at least 40% (or 30% if conditions are not favorable) of the Fund’s net assets plus any amounts of borrowing in securities of non-U.S. issuers. The Fund defines global equity securities as stocks of foreign entities and Underlying Funds that invest primarily in stocks of foreign entities. The Fund’s investments in the preceding securities are made without regard to country, style, or sector exposure. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in fixed-income securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund's maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and under normal market circumstances, does not intend to adjust the Fund’s investments and/or asset allocation, in any substantial manner, in response to changes in the market.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Adviser intends to invest at least 40% (or 30% if conditions are not favorable) of the Fund's net assets plus any amounts of borrowing in securities of non-U.S. issuers.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro PFG Global 30+ Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFDGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 948
RiskPro Tactical 0-30 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® TACTICAL 0-30 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling 12-month period.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Meeder Investment Management (“Meeder”), under normal circumstances (“Meeder Underlying Funds”).

In selecting Meeder Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by Meeder. The research provided by Meeder will include information and analysis about the Meeder Tactical Strategy, an investment strategy that assesses the risk-reward relationship of the stock market and the changing interest rate and credit environments on various asset classes, including stocks, bonds and cash equivalents.

In reviewing and implementing the information provided by Meeder, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

•Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

•Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in Meeder Underlying Funds that invest primarily in equity securities without regard to market capitalization, style, sector, or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high-yield bonds (also known as junk bonds). The Fund may also invest in Meeder Underlying Funds that invest in liquid alternative/specialty securities and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary. The Fund may also invest in mutual funds other than Meeder Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund's volatility, with the goal of limiting the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 30%.The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser intends to take a tactical approach to investing, actively changing the Fund’s investments and/or asset allocations, in an effort to take advantage of changes in the market.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Meeder Investment Management ("Meeder"), under normal circumstances ("Meeder Underlying Funds").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Meeder Underlying Funds and the securities held by Meeder Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Meeder Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Meeder Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Meeder Underlying Funds, higher portfolio turnover within the Meeder Underlying Funds will result in higher transactional and brokerage costs for the Meeder Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Meeder Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Meeder Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Meeder Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Meeder Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Meeder Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro Tactical 0-30 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFTEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.35%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 365
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,112
RiskPro PFG Alternative 0-15 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® PFG 0-15 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling 12-month period.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds ("Underlying Funds"), with each Underlying Fund investing primarily in fixed-income securities, issued by domestic and foreign corporations and government entities, of any maturity or credit quality including high yield bonds (also known as junk bonds) and/or liquid alternative/specialty securities.

The Adviser may also invest in Underlying Funds that invest in equity securities of varying market capitalization, style, sector, and country exposure; liquid alternative/specialty securities; and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility, with the goal of limiting the Fund’s maximum range of total returns, over a twelve month period, to a gain or loss of less than 15%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser intends to take a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. The Fund’s investment risk may be increased to the extent that the Fund invests a significant amount of its assets in Underlying Funds advised by the same adviser.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro PFG Alternative 0-15 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFADX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.69%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.94%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 361
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,097
RiskPro Alternative 0-15 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - RISKPRO® ALTERNATIVE 0-15 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling twelve-month period.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page __ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC (“PIMCO”), under normal market circumstances (“PIMCO Underlying Funds”).

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by PIMCO. The research services include information and analysis about the underlying PIMCO Funds, near-term and medium-term projections of market and economic trends and the relative attractiveness of absolute return fixed income, equity long/short, equity market neutral, and managed futures strategies as well as the general fixed income and equity market sectors. These inputs are driven by PIMCO’s investment process in which top-down views informed by the firm’s cyclical and secular investment forums are complemented by bottom-up perspectives from sector specialists and analytic research.

In reviewing and implementing the information provided by PIMCO, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser seeks to integrate the optimal elements of each method into a “Rational” decision-making model.

In addition to investing in PIMCO Underlying Funds that use liquid alternative strategies, the Adviser may also invest in PIMCO Underlying Funds that invest in equity securities of varying market capitalization, style, sector, and country exposure; fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds); and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/speciality securities, and cash equivalents will vary. In selecting PIMCO Underlying Funds, the Adviser may also use a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for determining the extent to which it uses this portfolio and for selecting the PIMCO Underlying Funds and other securities in which the Fund invests.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility, with the goal of limiting the Fund’s maximum range of total returns, over a twelve month period, to a gain or loss of less than 15%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing more than 80% of the Fund's assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC ("PIMCO"), under normal market circumstances ("PIMCO Underlying Funds").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease the PIMCO Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each PIMCO Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-451-TPFG
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TPFG.com
RiskPro Alternative 0-15 Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFAOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.97%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,062

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.